UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

					Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.




ANNUAL
REPORT

DECEMBER 31, 2007

                [LOGO OF TAX-FREE FUND OF COLORADO: A SQUARE WITH
                 SILLHOUETTES OF TWO MOUNTAINS AND A RISING SUN](R)

                                  TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (R)

[LOGO OF TAX-FREE FUND OF COLORADO:
A SQUARE WITH SILHOUETTES OF TWO
MOUNTAINS AND A RISING SUN](R)

Serving Colorado Investors For More Than Two Decades

Tax-Free Fund of Colorado
"How Your Fund is Coping
With the Current Market Situation"

                                                                  February, 2008

Dear Fellow Shareholder:

      As you are well aware, our country has been going through a credit crunch that began last year, particularly in August, 2007. This credit situation and liquidity crisis have continued to worsen in various forms since that time which has also led to a weakening in the U.S. dollar.

      While things have continued to be quite messy in the securities market despite the actions of the Federal Reserve to lower interest rates, we feel it is important for you to know that we are doing everything possible to ensure that your investment in Tax-Free Fund of Colorado does not have any problems.

      By design, Tax-Free Fund of Colorado contains an overwhelming percentage of securities - 89.7% as of 12/31/07 - which, due to the addition of insurance bought by issuers or otherwise, are credit rated as A or higher. You should be aware, however, that when purchasing securities for the Fund's portfolio, we always look to the underlying credit quality of the issues. Even without insurance and other credit enhancements, your Fund's portfolio manager has confirmed that the UNDERLYING CREDIT QUALITY of the Fund's portfolio holdings is approximately 82% A-rated or higher. Additionally, the average maturity of the securities in the Fund's portfolio is intermediate in nature. Thus, with a portfolio of high quality and intermediate maturity securities, the Fund's share value has remained reasonably stable. We strongly believe that when things get tough in the securities markets, that's when a portfolio of high quality investments pays off.

      You can be assured that we will seek to continue operating the Fund and maintaining its portfolio in your best interest. As we have emphasized to you since the founding of Tax-Free Fund of Colorado, the Trustees and management team of your Fund fully realize that it is YOUR money, invested in YOUR Fund, invested in projects throughout YOUR communities and state. Not only are YOUR investments in the Fund being handled as well as we can in terms of its portfolio construction, but your Fund is also helping to fund hundreds of vital municipal projects throughout Colorado.

      Because it is YOUR Fund, we try to ensure that all shareholders always have the chance to know what is going on with their investment. Furthermore, we want shareholders to have the chance to ask any questions of the management team, to ease any concern they might have. Thus, to provide you with face-to-face access to your management team, we always hold IN-STATE Annual Meetings of Shareholders.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      One question asked during a recent shareholder meeting of another fund in the Aquila Group of Funds that we think you might find of interest concerned the cost of running the fund. This question gives us an opportunity to emphasize that the total expense ratio of Tax-Free Fund of Colorado Class A shares is 0.79% (as you will note in the enclosed Annual Report). Or, put another way, the total annual operating cost is only 0.79 of 1%. With the average expense ratio of similar type funds being 0.83%, we believe that Tax-Free Fund of Colorado is doing a good job of controlling costs. It is also very important for us to point out that the Fund's expense ratio is NOT subsidized. When comparing expense ratios, it is important to read the fine print to see whether or not operating costs are subsidized.

      We appreciate your loyalty to Tax-Free Fund of Colorado. We will do everything we can to merit your continued trust.

                                   Sincerely,

                                [PHOTO OMITTED]

/s/ Lacy B. Herrmann                       /s/ Diana P. Herrmann

Lacy B. Herrmann                           Diana P. Herrmann
Founder and Chairman Emeritus              President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

[LOGO OF TAX-FREE FUND OF COLORADO:
A SQUARE WITH SILHOUETTES OF TWO
MOUNTAINS AND A RISING SUN]


              Serving Colorado Investors For More Than Two Decades

                            Tax-Free Fund of Colorado

                                  ANNUAL REPORT

                              Management Discussion

2007 REVIEW

      The weakness in the residential housing market was the primary factor influencing the U.S. economy and financial markets during 2007. The almost 40% decline in new home starts from last year, sliding home prices and building home inventories has put a heavy burden on the economy. The labor markets had remained relatively stable until late in the year. The unemployment rate rose slightly during the year to 4.9%. The job growth in the education, health services, business services and hospitality sectors was offset by sharp declines in the manufacturing and construction industries. As the year progressed into the fourth quarter, the Federal Reserve (the Fed) became increasingly concerned about a real estate led economic slowdown. The Fed cut short term interest rates by ? of 1% in September and another ? of 1% by the end of December. The Federal funds rate ended the year at 4.25% versus 5.25% at the end of 2006. These were the first rate cuts by the Fed since 2003.

      The interest rates on U.S. Treasury securities reversed their trends of recent years. The past few years have been marked by a flat or inverted yield curve with relatively high short term rates. In 2007 we have seen a decline in rates on 1 to 5 year notes of 1.7% and 1.2%, respectively. Yields on 10 to 30 year bonds only declined by approximately 0.60% to 0.35%. This has created a more normal relationship where rates are higher for longer maturities to compensate for the additional risk of the less certain long term future. Investors are concerned about a possible consumer-led recession in the short run and the potential for higher inflation in the future.

      The Colorado economy was not immune to the plight of residential real estate. The state had the fourth highest residential foreclosure rate in the nation which represented a 27% increase from 2006. Home prices were generally flat to down slightly, depending on location. The unemployment rate ended the year at 4.5% after improving early in the year and deteriorating in November and December. Retail sales growth was up about 5.2%, and the state inflation rate is expected to be about 2.8% for the year.

      The Colorado municipal bond market experienced another strong year for new issuance. Total new bond sales for the year exceeded $8 billion. There were large financings for the Denver airport, RTD Fastracks and $1 billion in Special District bonds.

      We believe the conservative investment strategy of Tax-Free Fund of Colorado paid off during 2007. The 6 year average maturity and high credit quality of the bonds we own held their value very well in a hostile market environment. Interest rates on bonds with maturities 15 years and longer rose by 0.08% - 0.25%, while interest rates on bonds with maturities 10 years and shorter declined by 0.05% to 0.50%. Creditworthiness of municipal bond issuers and insurers became of paramount importance during the year. The deteriorating housing market and uncertainty about the major monoline municipal bond insurers led to a flight to quality in the municipal bond market. The Fund has been steadfast in investing in what we believe to be the strongest municipal projects around the state.

      As of December 31, 2007, the portfolio had an average maturity of 6 years, and 93.6% of the securities were rated AAA or AA. Approximately 82% of the Fund's holdings have some form of credit enhancement or insurance. Even without the enhancements, our portfolio has an average underlying rating of AA with about 82% achieving an underlying rating of A or higher. This attention to safety has always been a hallmark of Tax-Free Fund of Colorado. We believe that, in many cases, our bonds now may have stronger credit characteristics than the various companies that insure them.

      The total return for Class A investors based on Net Asset Value was 3.21%. The double-exempt dividend yield averaged approximately 3.89% for the year.

2008 STRATEGY

      Last year we spoke of our concerns about risk in the municipal market. There was very little reward to add the risk of longer maturity, lower credit quality bonds to the portfolio. Things have changed. The market is now driven by the fear of recession and the uncertainty of the impact of the sub prime crisis on the major municipal bond insurers. The risk side of the equation has become far more important than yield. We believe this environment will allow us to improve the yield of the Fund by selectively adding to positions where our local knowledge provides a comfort level, especially with lower rated investment grade bonds. We also have the opportunity to sell some of the shorter bonds and pick up yield by extending maturities to the 15-20 year range. We plan to maintain the overall intermediate maturity structure of the Fund while we lengthen the portfolio within that range.

      Now that the market is in the process of recognizing and re-pricing risk, we believe that it is an opportune time to take advantage of market inefficiencies as they arise. Our goal for 2008 is to improve the yield of the Fund while not wavering from our principal mission of a safe, stable, double tax-free income stream.

      Thank you for your investment in Tax-Free Fund of Colorado.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund of Colorado for the 10-year period ended December 31, 2007 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index ("Lehman Indexand the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

            [Graphic of a line chart with the following information:]

                                                                                   Lehman Brothers
                   Cost of      Fund Class A Shares     Fund Class A Shares     Quality Intermediate
                Living Index      no sales charge        with sales charge      Municipal Bond Index
12/97              10,000              10,000                  9,600                    10,000
12/98              10,161              10,490                 10,072                    10,600
12/99              10,434              10,392                  9,979                    10,631
12/00              10,787              11,254                 10,807                    11,548
12/01              10,955              11,766                 11,298                    12,185
12/02              11,215              12,798                 12,288                    13,310
12/03              11,426              13,425                 12,891                    13,927
12/04              11,798              13,787                 13,238                    14,348
12/05              12,201              13,965                 13,409                    14,586
12/06              12,511              14,460                 13,884                    15,138
12/07              13,021              14,905                 14,312                    15,876

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                        FOR PERIODS ENDED DECEMBER 31, 2007
                                                    --------------------------------------------
                                                                                         SINCE
CLASS AND INCEPTION DATE                            1 YEAR     5 YEARS     10 YEARS    INCEPTION
-------------------------------------------------   ------     -------     --------    ---------
Class A (Commenced operations on 5/21/87)
   With Sales Charge.............................   (0.91)%      2.11%       3.65%       5.47%
   Without Sales Charge..........................    3.21%       2.94%       4.07%       5.68%

Class C (Commenced operations on 4/30/96)
   With CDSC.....................................    1.22%       1.97%       3.09%       3.48%
   Without CDSC..................................    2.24%       1.97%       3.09%       3.48%

Class Y (Commenced operations on 4/30/96)
   No Sales Charge...............................    3.17%       3.00%       4.12%       4.69%

Lehman Index.....................................    4.88%       3.59%       4.73%       5.92% (Class A)
                                                                                         5.05% (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to Federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Fund of Colorado:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Fund of Colorado as of December 31, 2007 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended December 31, 2004 have been audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund of Colorado as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2008

--------------------------------------------------------------------------------

                            TAX-FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                                                              RATING
   PRINCIPAL                                                                 MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (29.6%)                             S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  CITY & COUNTY (1.1%)
                  Denver, Colorado City & County Art Museum
$     2,000,000   5.000%, 08/01/15 ........................................   Aa1/AA+       $   2,124,020
                                                                                            -------------
                  METROPOLITAN DISTRICT (6.2%)
                  Arapahoe, Colorado Park & Recreation District
      1,070,000   5.000%, 12/01/17 FGIC Insured ...........................   Aaa/NR            1,126,967
                  Aspen Grove Business Improvement District,
                     Colorado Refunding
      1,150,000   4.750%, 12/01/21Radian Insured ..........................    NR/AA            1,141,858
                  Fiddlers Business Improvement District Greenwood
                     Village, Colorado Refunding & Capital
                     Improvement-Sr. Lien-Series 1
      1,000,000   5.000%, 12/01/22 ACA Insured ............................  NR/CCC**             911,270
                  Foothills, Colorado Park & Recreational District
      1,310,000   5.000%, 12/01/12 FSA Insured ............................   Aaa/NR            1,390,500
      1,325,000   5.000%, 12/01/13 FSA Insured ............................   Aaa/NR            1,402,937
                  Highlands Ranch, Colorado Metropolitan District
                     #1, Refunding
      1,000,000   5.750%, 09/01/08 AMBAC Insured ..........................   Aaa/AAA           1,017,810
      1,730,000   5.750%, 09/01/09 AMBAC Insured ..........................   Aaa/AAA           1,804,615
                  Hyland Hills Metro Park & Recreation District, Colorado
                     Special Revenue Refunding & Improvement
      1,275,000   4.375%, 12/15/26 ACA Insured ............................  NR/CCC**           1,061,667
                  North Metro Fire Rescue District, Colorado
      1,200,000   4.625%, 12/01/20 AMBAC Insured ..........................   Aaa/AAA           1,261,212
                  South Suburban, Colorado Park & Recreational District
      1,365,000   5.125%, 12/15/09 FGIC Insured ...........................   Aaa/AAA           1,390,457
                                                                                            -------------
                  Total Metropolitan District .............................                    12,509,293
                                                                                            -------------
                  SCHOOL DISTRICTS (22.3%)
                  Adams County, Colorado School District #12
                     (Adams 12 Five Star Schools)
      1,170,000   5.000%, 12/15/12 MBIA Insured ...........................   Aaa/AAA           1,238,141
        830,000   5.000%, 12/15/12 MBIA Insured Pre-Refunded ..............   Aaa/AAA             886,241
                  Arapahoe County, Colorado Cherry Creek School
                     District #5
      1,000,000   5.500%, 12/15/08 ........................................   Aa2/AA            1,023,440
      2,760,000   5.500%, 12/15/11 Pre-Refunded ...........................   Aa2/AA            2,888,975
      2,750,000   5.500%, 12/15/12 Pre-Refunded ...........................   Aa2/AA            2,878,507

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  SCHOOL DISTRICTS (CONTINUED)
                  Clear Creek, Colorado School District
$     1,000,000   5.000%, 12/01/16 FSA Insured ............................   Aaa/AAA       $   1,061,980
                  Denver, Colorado City & County School District
                     #1 Series A Refunding
      1,000,000   5.600%, 06/01/08 ........................................   Aa3/AA-           1,010,470
                  Douglas & Elbert Counties, Colorado School
                     District # Re-1, Series 1992
      2,000,000   5.250%, 12/15/11 FGIC Insured Pre-Refunded ..............   Aaa/AAA           2,084,840
                  El Paso County, Colorado School District #11
                     Colorado Springs
      1,330,000   6.250%, 12/01/08 ........................................   Aa3/AA-           1,366,947
                  El Paso County, Colorado School District #20
      1,000,000   6.150%, 12/15/08 MBIA Insured ...........................   Aaa/AAA           1,028,800
      1,500,000   5.000%, 12/15/14 FGIC Insured ...........................   Aaa/NR            1,600,665
                  El Paso County, Colorado School District #38
      1,110,000   5.700%, 12/01/12 Pre-Refunded ...........................   Aa3/NR            1,189,643
                  El Paso County, Colorado School District #49
      1,500,000   5.500%, 12/01/13 FSA Insured Pre-Refunded ...............   Aaa/AAA           1,640,160
      1,000,000   5.250%, 12/01/14 FGIC Insured Pre-Refunded ..............   Aaa/AAA           1,076,250
                  Garfield County, Colorado School District
      1,250,000   5.000%, 12/01/17 FSA Insured ............................   Aaa/NR            1,322,288
                  Jefferson County, Colorado School District # R-1
      3,000,000   5.500%, 12/15/09 FGIC Insured Pre-Refunded ..............   Aaa/AAA           3,101,490
      2,340,000   5.250%, 12/15/11 FGIC Insured Pre-Refunded ..............   Aaa/AAA           2,413,733
      1,000,000   5.500%, 12/15/13 FGIC Insured Pre-Refunded ..............   Aaa/AAA           1,033,830
                  La Plata County, Colorado School District #9
      1,500,000   5.000%, 11/01/18 MBIA Insured Pre-Refunded ..............   Aaa/NR            1,616,985
                  Larimer County, Colorado School District #R1
                     Poudre Series A Refunding
      2,100,000   5.250%, 12/15/11 ........................................   Aa3/AAA           2,137,842
                  Pueblo County, Colorado School District #70
      1,000,000   5.000%, 12/01/15 FGIC Insured ...........................   Aaa/AAA           1,052,080
      3,440,000   5.000%, 12/01/16 FGIC Insured ...........................   Aaa/AAA           3,606,324
                  Teller County, Colorado School District #2
                     Woodland Park
      1,265,000   5.000%, 12/01/17 MBIA Insured ...........................   Aaa/AAA           1,356,434

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  SCHOOL DISTRICTS (CONTINUED)
                  Weld and Adams Counties, Colorado School District #3J
$     1,000,000   5.500%, 12/15/10 AMBAC Insured Pre-Refunded .............   Aaa/AAA       $   1,047,120
                  Weld County, Colorado School District #2
      1,315,000   5.000%, 12/01/15 FSA Insured ............................   Aaa/AAA           1,402,592
                  Weld County, Colorado School District #6
      1,195,000   5.000%, 12/01/15 FSA Insured Pre-Refunded ...............   Aaa/AAA           1,275,208
                  Weld County, Colorado School District #8
      1,115,000   5.000%, 12/01/15 FSA Insured Pre-Refunded ...............   Aaa/AAA           1,203,364
      1,385,000   5.250%, 12/01/17 FSA Insured Pre-Refunded ...............   Aaa/AAA           1,510,356
                                                                                            -------------
                  Total School Districts ..................................                    45,054,705
                                                                                            -------------
                  Total General Obligation Bonds ..........................                    59,688,018
                                                                                            -------------
                  REVENUE BONDS (69.4%)

                  ELECTRIC (3.6%)
                  Colorado Springs, Colorado Utilities Revenue
      1,660,000   5.000%, 11/15/17 ........................................   Aa2/AA            1,757,459
                  Colorado Springs, Colorado Utilities Revenue Lien,
                     Series A
      4,500,000   3.370%, 11/01/29 VRDO1 ..................................  VMIG1/A1+          4,500,000
                  Colorado Springs, Colorado Utilities Revenue
                     Subordinated Lien Improvement Series A
      1,000,000   5.000%, 11/15/17 ........................................   Aa2/AA            1,066,840
                                                                                            -------------
                  Total Electric ..........................................                     7,324,299
                                                                                            -------------
                  HIGHER EDUCATION (11.1%)
                  Boulder, Colorado Development Revenue UCAR
      1,760,000   5.000%, 09/01/16 MBIA Insured ...........................   Aaa/AAA           1,856,994
      1,130,000   5.000%, 09/01/17 AMBAC Insured ..........................   Aaa/AAA           1,201,359
                  Colorado Educational & Cultural Facility Authority,
                     Johnson & Wales
        860,000   5.000%, 04/01/18 XLCA Insured ...........................   Aaa/AAA             903,576
                  Colorado Educational & Cultural Facility Authority,
                     Regis University Project
      1,695,000   5.000%, 06/01/24 Radian Insured .........................   Aa3/AA            1,685,542
                  Colorado Educational & Cultural Facility Authority,
                     University of Colorado Foundation Project
      2,110,000   5.000%, 07/01/17 AMBAC Insured ..........................   Aaa/AAA           2,264,072
      1,865,000   5.375%, 07/01/18 AMBAC Insured ..........................   Aaa/AAA           2,030,202

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P             VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  HIGHER EDUCATION (CONTINUED)
                  Colorado Mountain Jr. College District Student
                     Housing Facilities Enterprise Revenue
$     1,000,000   4.500%, 06/01/18 MBIA Insured ...........................   Aaa/AAA       $   1,026,030
                  Colorado Post Secondary Educational Facility
        860,000   5.500%, 03/01/08 MBIA Insured ...........................   Aaa/AAA             863,225
                  Colorado State Board of Governors University
                     Enterprise System, Series A, Refunding and
                     Improvement
        425,000   5.000%, 03/01/13 Prerefunded, ETM .......................   Aaa/NR              458,783
                  Colorado State Board of Governors University
                     Enterprise System, Series A, Refunding and
                     Improvement
      1,105,000   5.000%, 03/01/17 AMBAC Insured ..........................   Aaa/NR            1,170,250
                  University of Colorado Enterprise System
      1,000,000   5.000%, 06/01/11 ........................................   Aa3/AA-           1,056,660
      2,325,000   5.000%, 06/01/15 AMBAC Insured Pre-Refunded .............   Aaa/AAA           2,491,772
      1,735,000   5.000%, 06/01/16 Pre-Refunded ...........................   Aa3/AA-           1,879,057
      1,000,000   5.250%, 06/01/17 FGIC Insured Pre-Refunded ..............   Aaa/AAA           1,095,320
                  University of Northern Colorado Auxiliary Facilities
        875,000   5.750%, 06/01/08 MBIA Insured, Pre-Refunded .............   Aaa/AAA             885,010
      1,390,000   5.000%, 06/01/15 AMBAC Insured ..........................   Aaa/AAA           1,455,942
                                                                                            -------------
                  Total Higher Education ..................................                    22,323,794
                                                                                            -------------
                  HOSPITAL (9.9%)
                  Colorado Health Facility Authority Hospital Revenue,
                     Catholic Health Initiatives Series A
      1,000,000   5.375%, 12/01/09 ........................................   Aa2/AA            1,019,730
                  Colorado Health Facility Authority Hospital Revenue,
                     Poudre Valley Health Care Series F Refunding
      2,800,000   5.000%, 03/01/25 ........................................  Baa2/BBB+          2,678,536
                  Colorado Health Facility Authority Hospital Revenue,
                     Sisters of Charity - Health Care
      1,000,000   6.250%, 05/15/09 AMBAC Insured, Pre-Refunded ............   Aaa/AAA           1,041,430
                  Colorado Health Facility Authority Hospital Revenue,
                     Sisters of Charity - Leavenworth
      1,000,000   5.500%, 12/01/08 MBIA Insured ...........................   Aaa/AAA           1,019,160
      1,500,000   5.250%, 12/01/10 MBIA Insured ...........................   Aaa/AAA           1,526,730

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P             VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  HOSPITAL (CONTINUED)
                  Colorado Health Facility Authority Revenue, Boulder
                     Community Hospital Project VRDO1
$     2,000,000   3.400%, 10/01/30 JPMorgan Insured .......................  VMIG1/A1+      $   2,000,000
                  Colorado Health Facility Authority Revenue, Catholic
                     Health Initiatives-A
      1,500,000   5.000%, 09/01/21 ........................................   Aa2/AA            1,559,745
                  Colorado Health Facility Authority Revenue, Catholic
                     Health Series B-5 Refunding VRDO1
      2,500,000   3.380%, 03/01/23 ........................................  VMIG1/A1+          2,500,000
                  Colorado Health Facility Authority Revenue,
                     Evangelical Lutheran Project
      1,000,000   5.250%, 06/01/21 ........................................    A3/A-            1,035,690
                  Colorado Health Facilities Authority Revenue,
                     Northern Colorado Medical Center VRDO1
      1,420,000   3.410%, 05/15/20 MBIA Insured ...........................  VMIG1/A1+          1,420,000
                  Denver, Colorado Health & Hospital Authority
                     Healthcare, Revenue Series A Refunding,
      2,000,000   5.000%, 12/01/18 ........................................   NR/BBB            1,975,100
      1,230,000   5.000%, 12/01/20 ........................................   NR/BBB            1,192,399
                  Park Hospital District Larimer County, Colorado
                     Limited Tax Revenue
      1,010,000   4.500%, 01/01/21 Assured Guaranty Insured ...............   Aaa/AAA           1,040,068
                                                                                            -------------
                  Total Hospital ..........................................                    20,008,588
                                                                                            -------------
                  HOUSING (0.4%)
                  Colorado Housing & Finance Authority
        385,000   6.050%, 10/01/16 Series 1999A3 ..........................   Aa2/NR              390,221
         10,000   6.125%, 11/01/23 Series 1998D3 ..........................   Aa2/NR               10,159
                  Colorado Housing & Finance Authority, Single
                     Family Program Refunding
        185,000   5.000%, 08/01/13 Series 2001 Series B ...................    A1/A+              189,114
                  Colorado Housing Finance Authority, Single
                     Family Mortgage
         15,000   5.625%, 06/01/10 Series 1995D ...........................   Aaa/NR               15,160
         10,000   5.750%, 11/01/10 Series 1996A ...........................   Aa2/NR               10,029

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P             VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  HOUSING (CONTINUED)
                  Colorado Housing Finance Authority, Single
                     Family Mortgage
$        35,000   5.700%, 10/01/22 Series 2000C3 ..........................   Aa2/AA        $      35,512
                  Colorado Housing Finance Authority, Single
                     Family Mortgage Subordinated
         90,000   5.400%, 10/01/12 Series 2000D ...........................    A1/A+               90,864
                  Denver, Colorado Single Family Mortgage Revenue
         95,000   5.000%, 11/01/15 GNMA Insured ...........................   NR/AAA               96,266
                                                                                            -------------
                  Total Housing ...........................................                       837,325
                                                                                            -------------
                  LEASE (10.9%)
                  Aurora, Colorado COP
      2,105,000   5.250%, 12/01/13 AMBAC Insured Pre-Refunded .............   Aaa/AAA           2,231,089
                  Broomfield, Colorado COP
      2,500,000   5.100%, 12/01/12 AMBAC Insured ..........................   Aaa/NR            2,615,950
                  Colorado Educational & Cultural Facilities Authority
                     Revenue, Ave Maria School Project Refunding
      1,000,000   4.850%, 12/01/25 Radian Insured .........................    NR/AA              971,970
                  Denver, Colorado City and County COP (Roslyn Fire)
      1,835,000   5.000%, 12/01/15 ........................................   Aa2/AA            1,931,925
                  El Paso County, Colorado COP
      1,100,000   5.250%, 12/01/09 MBIA Insured ...........................   Aaa/AAA           1,142,218
                  El Paso County, Colorado COP (Judicial Building)
      1,760,000   5.000%, 12/01/16 AMBAC Insured Pre-Refunded .............   Aaa/AAA           1,899,480
                  El Paso County, Colorado COP (Pikes Peak Regional
                     Development Authority)
      1,925,000   5.000%, 12/01/18 AMBAC Insured ..........................   Aaa/AAA           2,044,061
                  Fort Collins, Colorado Lease COP Series A
      3,020,000   4.750%, 06/01/18 AMBAC Insured ..........................   Aaa/NR            3,169,460
                  Fremont County, Colorado COP Refunding &
                     Improvement Series A
      2,075,000   5.000%, 12/15/18 MBIA Insured ...........................   Aaa/AAA           2,198,463
                  Lakewood, Colorado COP
      1,440,000   5.200%, 12/01/13 AMBAC Insured Pre-Refunded .............   Aaa/AAA           1,524,269
                  Northern Colorado Water Conservancy District COP
      1,000,000   5.000%, 10/01/15 MBIA Insured ...........................   Aaa/AAA           1,060,030

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P             VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  LEASE (CONTINUED)
                  Westminster, Colorado COP
$     1,055,000   5.350%, 09/01/11 MBIA Insured Pre-Refunded ..............   Aaa/AAA       $   1,104,986
                                                                                            -------------
                  Total Lease .............................................                    21,893,901
                                                                                            -------------
                  SALES TAX (14.5%)
                  Boulder, Colorado
      1,045,000   5.250%, 08/15/10 AMBAC Insured ..........................   Aaa/AAA           1,080,070
                  Boulder, Colorado Open Space Acquisition
      1,250,000   5.500%, 08/15/12 ........................................   Aa1/AA+           1,325,362
                  Boulder, Colorado Open Space Capital Improvement
      3,065,000   5.000%, 07/15/16 MBIA Insured ...........................   Aaa/AAA           3,241,544
      1,630,000   5.000%, 07/15/17 MBIA Insured ...........................   Aaa/AAA           1,717,629
                  Boulder, Colorado Sales & Use Tax Open Space
                     Series A
      1,000,000   5.450%, 12/15/12 FGIC Insured Pre-Refunded ..............   Aaa/AAA           1,055,620
                  Colorado Springs, Colorado Sales & Use Tax
                     Revenue Service Sales
      1,320,000   5.000%, 12/01/12 ........................................    A1/AA            1,360,392
                  Denver, Colorado City & County Excise Tax Revenue
      2,000,000   5.375%, 09/01/10 FSA Insured ............................   Aaa/AAA           2,074,220
      1,000,000   5.000%, 09/01/11 FSA Insured Pre-Refunded ...............   Aaa/AAA           1,054,850
      2,260,000   5.000%, 09/01/12 FSA Insured Pre-Refunded ...............   Aaa/AAA           2,383,961
                  Douglas County, Colorado Sales & Use Tax Open
                     Space Revenue
      1,780,000   5.500%, 10/15/12 FSA Insured ............................   Aaa/AAA           1,887,031
                  Golden, Colorado Sales & Use Tax
      1,265,000   5.000%, 12/01/12 AMBAC Insured ..........................   Aaa/AAA           1,340,356
                  Jefferson County, Colorado Open Space Sales Tax
      1,245,000   5.000%, 11/01/11 FGIC Insured ...........................   Aaa/AAA           1,281,690
      1,600,000   5.000%, 11/01/13 AMBAC Insured ..........................   Aaa/AAA           1,689,248
      1,080,000   5.000%, 11/01/14 AMBAC Insured ..........................   Aaa/AAA           1,137,078
                  Lakewood, Colorado Sales & Use Tax Revenue
      1,040,000   5.250%, 12/01/09 ........................................   NR/AAA            1,080,893
                  Larimer County, Colorado Sales Tax Revenue Bond
      1,000,000   5.500%, 12/15/12 AMBAC Insured ..........................   Aaa/AAA           1,067,660

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P             VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  SALES TAX (CONTINUED)
                  Longmont, Colorado Sales & Use Tax
$     1,875,000   5.500%, 11/15/14 Pre-Refunded ...........................   NR/AA+        $   1,998,394
                  Park Meadows Business Improvement District,
                     Colorado Shared Sales Tax Revenue Bonds
      1,500,000   5.300%, 12/01/27 ........................................   NR/NR*            1,403,640
                  Thornton, Colorado Sales Tax
      1,000,000   5.000%, 09/01/14 FSA Insured ............................   Aaa/AAA           1,052,450
                                                                                            -------------
                  Total Sales Tax .........................................                    29,232,088
                                                                                            -------------
                  TRANSPORTATION (5.3%)
                  Colorado Department of Transportation-Tax
                     Revenue Anticipation Note
      1,000,000   6.000%, 06/15/13 AMBAC Insured Pre-Refunded .............  #Aaa/AAA           1,072,950
                  Northwest Parkway, Colorado Public Highway
                     Authority Series A
      2,515,000   5.150%, 06/15/14 AMBAC Insured ..........................   Aaa/AAA           2,703,474
                  Regional Transportation District, Colorado COP
      1,190,000   5.000%, 06/01/15 AMBAC Insured ..........................   Aaa/AAA           1,255,057
      1,510,000   4.850%, 06/01/18 AMBAC Insured Pre-Refunded .............   Aaa/AAA           1,605,372
                  Regional Transportation District, Colorado Sales
                     Tax Revenue
      2,000,000   5.000%, 11/01/13 FGIC Insured ...........................   Aaa/AAA           2,099,160
      1,000,000   5.000%, 11/01/16 FGIC Insured Pre-Refunded ..............   Aaa/AAA           1,060,700
                  Walker Field, Colorado Public Airport Authority
                     Airport Revenue
      1,000,000   5.000%, 12/01/22 ........................................   BAA3/NR             956,390
                                                                                            -------------
                  Total Transportation ....................................                    10,753,103
                                                                                            -------------
                  WATER & SEWER (12.6%)
                  Boulder, Colorado Water & Sewer Revenue
      1,000,000   5.400%, 12/01/14 Pre-Refunded ...........................   Aa2/AA+           1,064,040
                  Boulder, Colorado Water & Sewer Revenue Series C
      2,420,000   4.500%, 12/01/18 ........................................   Aa2/AA+           2,517,913
                  Broomfield, Colorado Sewer and Waste Water Revenue
      1,985,000   5.000%, 12/01/15 AMBAC Insured ..........................   Aaa/NR            2,109,400
      1,000,000   5.000%, 12/01/16 AMBAC Insured ..........................   Aaa/NR            1,058,910

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P             VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  WATER & SEWER (CONTINUED)
                  Broomfield, Colorado Water Activity Enterprise
$     1,500,000   5.300%, 12/01/12 MBIA Insured ...........................   Aaa/NR        $   1,595,280
      1,730,000   5.250%, 12/01/13 MBIA Insured ...........................   Aaa/NR            1,832,070
                  Colorado Clean Water Revenue
        830,000   5.375%, 09/01/10 Pre-Refunded ...........................   Aaa/AAA             843,263
        170,000   5.375%, 09/01/10 Un-Refunded portion ....................   Aaa/AAA             172,550
                  Colorado Metro Wastewater Reclamation District
      1,270,000   5.250%, 04/01/09 ........................................   Aa2/AA            1,276,325
                  Colorado Water Resource & Power Development
                     Authority
      2,675,000   5.000%, 09/01/16 MBIA Insured ...........................   Aaa/AAA           2,876,802
      1,855,000   5.000%, 09/01/17 MBIA Insured ...........................   Aaa/AAA           1,984,776
                  Colorado Water Resource & Power Development
                     Authority Clean Water Revenue Series A
      1,375,000   5.000%, 09/01/12 Pre-Refunded ...........................   Aaa/AAA           1,461,707
        260,000   5.000%, 09/01/12 Un-Refunded portion ....................   Aaa/AAA             275,564
                  Colorado Water Resource & Power Development
                     Authority Clean Water Revenue Series B
        820,000   5.500%, 09/01/09 Pre-Refunded ...........................   Aaa/AAA             833,768
        180,000   5.500%, 09/01/09 Un-Refunded portion ....................   Aaa/AAA             182,691
                  Colorado Water Resource & Power Development
                     Authority Small Water Resource Series A
        600,000   5.550%, 11/01/13 FGIC Insured Un-Refunded portion .......   Aaa/AAA             635,100
        400,000   5.550%, 11/01/13 FGIC Insured Pre-Refunded ..............   Aaa/AAA             426,516
                  Denver, Colorado City and County Wastewater Revenue
      1,560,000   5.000%, 11/01/15 FGIC Insured ...........................   Aaa/AAA           1,655,160
                  Pueblo, Colorado Board Water Works
      1,000,000   5.500%, 11/01/10 FSA Insured ............................   Aaa/AAA           1,063,830
                  Ute, Colorado Water Conservancy District
      1,570,000   5.500%, 06/15/12 MBIA Insured ...........................   Aaa/AAA           1,650,541
                                                                                            -------------
                  Total Water & Sewer .....................................                    25,516,206
                                                                                            -------------
                  MISCELLANEOUS REVENUE (1.1%)
                  Denver, Colorado City & County Helen Bonfils Project
      1,205,000   5.875%, 12/01/09 ........................................    NR/A+            1,207,711

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                     S&P             VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  MISCELLANEOUS REVENUE (CONTINUED)
                  Westminster, Colorado Golf Course Activity
$     1,000,000   5.400%, 12/01/13 Radian Group, Inc. Insured .............    NR/AA        $   1,021,430
                                                                                            -------------
                  Total Miscellaneous Revenue .............................                     2,229,141
                                                                                            -------------
                  Total Revenue Bonds .....................................                   140,118,445
                                                                                            -------------
                  Total Investments (cost $194,091,475-note 4) ............    99.0%          199,806,463
                  Other assets less liabilities ...........................     1.0             2,066,669
                                                                             ------         -------------
                                                                              100.0%        $ 201,873,132
                                                                             ======         =============

                                                                  PERCENT OF
        PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)       PORTFOLIO
        ----------------------------------------------------      ----------
        LONG-TERM RATINGS
        Aaa of Moody's or AAA of S&P ..........................      69.6%
        Aa of Moody's or AA of S&P ............................      18.8
        A of Moody's or S&P ...................................       1.3
        Baa of Moody's or BBB of S&P ..........................       3.4
        CCC of S&P** ..........................................       1.0
        Not rated* ............................................       0.7
        SHORT-TERM RATINGS
        VMIG1 of Moody's or A1+ of S&P ........................       5.2
                                                                   ------
                                                                    100.0%
                                                                   ======

         * Any security not rated (NR) by either credit rating service must be determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.
         **  On January 11, 2008, S&P suspended their rating on this security.

         1 Variable rate demand obligations (VRDOs) are payable upon demand in seven days.

                                PORTFOLIO ABBREVIATIONS:
        ------------------------------------------------------------------------
        ACA -     American Capital Assurance Financial Guaranty Corp.
        AMBAC -   American Municipal Bond Assurance Corp.
        COP -     Certificates of Participation
        ETM -     Escrowed to Maturity
        FGIC -    Financial Guaranty Insurance Co.
        FSA -     Financial Security Assurance
        GNMA -    Government National Mortgage Association
        MBIA -    Municipal Bond Investors Assurance
        NR -      Not Rated
        UCAR-     University Corporation for Atmospheric Research
        VRDO -    Variable Rate Demand Obligation
        XLCA -    XL Capital Assurance

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

ASSETS
   Investments at value (cost $194,091,475) ...........................................    $ 199,806,463
   Cash ...............................................................................        1,201,551
   Interest receivable ................................................................        1,483,942
   Receivable for Fund shares sold ....................................................          105,511
   Other assets .......................................................................           14,514
                                                                                           -------------
     Total assets .....................................................................      202,611,981
                                                                                           -------------
LIABILITIES
   Payable for Fund shares redeemed ...................................................          459,904
   Dividends payable ..................................................................          118,745
   Management fee payable .............................................................           85,684
   Distribution and service fees payable ..............................................           16,911
   Accrued expenses ...................................................................           57,605
                                                                                           -------------
   Total liabilities ..................................................................          738,849
                                                                                           -------------
NET ASSETS ............................................................................    $ 201,873,132
                                                                                           =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     197,383
   Additional paid-in capital .........................................................      196,683,232
   Net unrealized appreciation on investments (note 4) ................................        5,714,988
   Accumulated net realized loss on investments .......................................         (748,553)
   Undistributed net investment income ................................................           26,082
                                                                                           -------------
                                                                                           $ 201,873,132
                                                                                           =============
CLASS A
   Net Assets .........................................................................    $ 185,282,806
                                                                                           =============
   Capital shares outstanding .........................................................       18,115,642
                                                                                           =============
   Net asset value and redemption price per share .....................................    $       10.23
                                                                                           =============
   Offering price per share (100/96 of $10.23 adjusted to nearest cent) ...............    $       10.66
                                                                                           =============
CLASS C
   Net Assets .........................................................................    $  10,563,448
                                                                                           =============
   Capital shares outstanding .........................................................        1,034,839
                                                                                           =============
   Net asset value and offering price per share .......................................    $       10.21
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $       10.21*
                                                                                           =============
CLASS Y
   Net Assets .........................................................................    $   6,026,878
                                                                                           =============
   Capital shares outstanding .........................................................          587,819
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $       10.25
                                                                                           =============

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                             STATEMENT OF OPERATIONS
                          YEAR Ended DECEMBER 31, 2007

Investment Income:

     Interest income                                                                        $   9,482,007

Expenses:

     Management fee (note 3)                                                $  1,031,818
     Distribution and service fees (note 3)                                      205,432
     Transfer and shareholder servicing agent fees                               170,552
     Trustees' fees and expenses (note 8)                                        102,830
     Shareholders' reports and proxy statements                                   58,939
     Legal fees (note 3)                                                          55,163
     Custodian fees                                                               25,845
     Auditing and tax fees                                                        19,001
     Registration fees and dues                                                   13,842
     Insurance                                                                    12,762
     Chief compliance officer (note 3)                                             4,544
     Miscellaneous                                                                47,293
                                                                            ------------
     Total expenses                                                            1,748,021

     Expenses paid indirectly (note 6)                                           (25,557)
                                                                            ------------
     Net expenses                                                                               1,722,464
                                                                                            -------------
     Net investment income                                                                      7,759,543

Realized and Unrealized Gain (Loss) on Investments:

     Net realized gain (loss) from securities transactions                      (206,241)
     Change in unrealized appreciation on investments                         (1,296,578)
                                                                            ------------
     Net realized and unrealized gain (loss) on investments                                    (1,502,819)
                                                                                            -------------
     Net change in net assets resulting from operations                                     $   6,256,724
                                                                                            =============

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED         YEAR ENDED
                                                            DECEMBER 31, 2007   DECEMBER 31, 2006
                                                            -----------------   -----------------
OPERATIONS:
     Net investment income ...............................    $   7,759,543       $   8,609,285
     Net realized gain (loss) from securities transactions         (206,241)           (296,973)
     Change in unrealized appreciation on investments ....       (1,296,578)         (1,494,446)
                                                              -------------       -------------
       Change in net assets from operations ..............        6,256,724           6,817,866
                                                              -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
     Class A Shares:
     Net investment income ...............................       (7,672,295)         (8,364,068)

     Class C Shares:
     Net investment income ...............................         (342,777)           (376,548)

     Class Y Shares:
     Net investment income ...............................         (232,447)           (481,457)
                                                              -------------       -------------
       Change in net assets from distributions ...........       (8,247,519)         (9,222,073)
                                                              -------------       -------------

CAPITAL SHARE TRANSACTIONS (note 7):
     Proceeds from shares sold ...........................       18,965,362          16,194,654
     Reinvested dividends and distributions ..............        4,637,380           5,247,141
     Cost of shares redeemed .............................      (35,203,765)        (49,357,648)
                                                              -------------       -------------
     Change in net assets from capital share transactions       (11,601,023)        (27,915,853)
                                                              -------------       -------------
       Change in net assets ..............................      (13,591,818)        (30,320,060)

NET ASSETS:
     Beginning of period .................................      215,464,950         245,785,010
                                                              -------------       -------------
     End of period* ......................................    $ 201,873,132       $ 215,464,950
                                                              =============       =============

     * Includes undistributed net investment income of: ..    $      26,082       $      21,563
                                                              =============       =============

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

1. ORGANIZATION

      Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on June 29, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2007 the Fund increased undistributed net investment income by $492,495 and decreased additional paid-in capital by $492,495 due primarily to differing book/tax treatment of distributions and bond amortization.

g) ACCOUNTING PRONOUNCEMENT: In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of the Davidson Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which permits the Fund to make service fee payments at the rate of up to
0.15 of 1% on the entire net assets represented by Class A Shares. For the year ended December 31, 2007, distribution fees on Class A Shares amounted to $94,812 of which the Distributor retained $3,704.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2007, amounted to $82,965. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2007 amounted to $27,655. The total of these payments with respect to Class C Shares amounted to $110,620 of which the Distributor retained $25,104.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of these intermediaries having offices within Colorado, with the bulk of sales commissions inuring to such intermediaries. For the year ended December 31, 2007, total commissions on sales of Class A Shares amounted to $234,204 of which the Distributor received $46,020.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2007, the Fund incurred $23,781 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and
$29,529 to its successor, Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund was a partner at Hollyer Brady and is a shareholder of its successor.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2007, purchases of securities and proceeds from the sales of securities aggregated $17,767,473 and $35,179,243, respectively.

      At December 31, 2007, the aggregate tax cost for all securities was $194,065,393. At December 31, 2007 the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $6,567,845 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $826,775 for a net unrealized appreciation of $5,741,070.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                               YEAR ENDED                        YEAR ENDED
                                           DECEMBER 31, 2007                  DECEMBER 31, 2006
                                     -----------------------------     -----------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
                                     ------------     ------------     ------------     ------------
CLASS A SHARES:
   Proceeds from shares sold ....       1,543,026     $ 15,781,661        1,276,887     $ 13,173,965
   Reinvested distributions .....         430,513        4,399,250          473,577        4,889,312
   Cost of shares redeemed ......      (3,031,187)     (30,993,982)      (3,504,597)     (36,133,383)
                                     ------------     ------------     ------------     ------------
      Net change ................      (1,057,648)     (10,813,071)      (1,754,133)     (18,070,106)
                                     ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold ....         151,365        1,544,571          119,840        1,233,789
   Reinvested distributions .....          18,231          185,929           18,176          187,305
   Cost of shares redeemed ......        (276,171)      (2,819,549)        (246,633)      (2,541,592)
                                     ------------     ------------     ------------     ------------
      Net change ................        (106,575)      (1,089,049)        (108,617)      (1,120,498)
                                     ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold ....         159,917        1,639,130          172,601        1,786,900
   Reinvested distributions .....           5,095           52,201           16,528          170,524
   Cost of shares redeemed ......        (135,641)      (1,390,234)      (1,035,385)     (10,682,673)
                                     ------------     ------------     ------------     ------------
      Net change ................          29,371          301,097         (846,256)      (8,725,249)
                                     ------------     ------------     ------------     ------------
Total transactions in Fund shares      (1,134,852)    $(11,601,023)      (2,709,006)    $(27,915,853)
                                     ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2007 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended December 31, 2007 was $75,333, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (audit, nominating or special meetings) are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at

Board Meetings and the Annual Meeting of Shareholders. For the year ended December 31, 2007, such meeting-related expenses amounted to $27,497.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. At December 31, 2007, the Fund had a capital loss carryover of $742,836 of which $245,339 expires in 2012, $296,973 expires in 2014, and $200,524 expires in
2015. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      As of December 31, 2007, there were post-October capital loss deferrals of $5,717, which will be recognized in the following year.

         The tax character of distributions:

                                                 Year Ended December 31,
                                                 2007              2006
                                              ----------        ----------
      Net tax-exempt income                   $7,755,024        $8,611,722
      Ordinary income                            492,495           610,351
                                              ----------        ----------
                                              $8,247,519        $9,222,073
                                              ==========        ==========

      As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income         $   118,745
      Unrealized appreciation                   5,741,070
      Accumulated net realized loss              (742,836)
                                              -----------
                                              $ 5,116,979
                                              ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

11. RECENT DEVELOPMENTS

      In late May, 2007, the U. S. Supreme Court agreed to hear an appeal in Department of Revenue of KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Fund. The U.S. Supreme Court heard the case on November 5, 2007 and is expected to hand a decision down in 2008.

      Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and insured municipal bond prices.

                            TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  Class A
                                                  ----------------------------------------------------------------------
                                                                         Year Ended December 31,
                                                  ----------------------------------------------------------------------
                                                     2007            2006           2005           2004           2003
                                                  ---------       ---------      ---------      ---------      ---------
Net asset value, beginning of period .........    $   10.32       $   10.42      $   10.68      $   10.84      $   10.82
                                                  ---------       ---------      ---------      ---------      ---------
Income (loss) from investment operations:
  Net investment income ......................         0.39++          0.39+          0.39+          0.40+          0.41+
  Net gain (loss) on securities (both realized
    and unrealized) ..........................        (0.07)          (0.07)         (0.23)         (0.13)          0.05
                                                  ---------       ---------      ---------      ---------      ---------
  Total from investment operations ...........         0.32            0.32           0.16           0.27           0.46
                                                  ---------       ---------      ---------      ---------      ---------
Less distributions (note 10):
  Dividends from net investment income .......        (0.41)          (0.42)         (0.42)         (0.43)         (0.44)
  Distributions from capital gains ...........           --              --             --             --             --
                                                  ---------       ---------      ---------      ---------      ---------
  Total distributions ........................        (0.41)          (0.42)         (0.42)         (0.43)         (0.44)
                                                  ---------       ---------      ---------      ---------      ---------
Net asset value, end of period ...............    $   10.23       $   10.32      $   10.42      $   10.68      $   10.84
                                                  =========       =========      =========      =========      =========
Total return (not reflecting sales charge) ...         3.21%           3.11%          1.53%          2.57%          4.32%

Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $ 185,283       $ 197,926      $ 218,111      $ 226,070      $ 233,109
  Ratio of expenses to average net assets ....         0.80%           0.79%          0.79%          0.75%          0.74%
  Ratio of net investment income to average
    net assets ...............................         3.80%           3.76%          3.73%          3.76%          3.81%
  Portfolio turnover rate ....................         8.77%           7.48%         10.57%         12.55%          6.16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....         0.79%           0.78%          0.79%          0.74%          0.74%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

                            TAX-FREE FUND OF COLORADO
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          Class C
                                                            -----------------------------------------------------------------
                                                                                  Year Ended December 31,
                                                            -----------------------------------------------------------------
                                                              2007           2006          2005          2004          2003
                                                            --------       --------      --------      --------      --------
Net asset value, beginning of period ...................    $  10.30       $  10.40      $  10.66      $  10.82      $  10.80
                                                            --------       --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income ................................        0.29++         0.29+         0.29+         0.30+         0.31+
  Net gain (loss) on securities (both
    realized and unrealized) ...........................       (0.06)         (0.07)        (0.23)        (0.13)         0.04
                                                            --------       --------      --------      --------      --------
  Total from investment operations .....................        0.23           0.22          0.06          0.17          0.35
                                                            --------       --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income .................       (0.32)         (0.32)        (0.32)        (0.33)        (0.33)
  Distributions from capital gains .....................          --             --            --            --            --
                                                            --------       --------      --------      --------      --------
  Total distributions ..................................       (0.32)         (0.32)        (0.32)        (0.33)        (0.33)
                                                            --------       --------      --------      --------      --------
Net asset value, end of period .........................    $  10.21       $  10.30      $  10.40      $  10.66      $  10.82
                                                            ========       ========      ========      ========      ========
Total return (not reflecting sales charge) .............        2.24%          2.14%         0.57%         1.60%         3.33%

Ratios/supplemental data
  Net assets, end of period (in thousands) .............    $ 10,563       $ 11,760      $ 13,003      $ 15,210      $ 15,820
  Ratio of expenses to average net assets ..............        1.75%          1.74%         1.74%         1.70%         1.69%
  Ratio of net investment income to
    average net assets .................................        2.85%          2.81%         2.78%         2.81%         2.83%
  Portfolio turnover rate ..............................        8.77%          7.48%        10.57%        12.55%         6.16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ..............        1.74%          1.73%         1.74%         1.69%         1.68%

                                                                                         Class Y
                                                            -----------------------------------------------------------------
                                                                                  Year Ended December 31,
                                                            -----------------------------------------------------------------
                                                              2007           2006          2005          2004          2003
                                                            --------       --------      --------      --------      --------
Net asset value, beginning of period ...................    $  10.35       $  10.44      $  10.71      $  10.86      $  10.84
                                                            --------       --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income ................................        0.40++         0.40+         0.40+         0.41+         0.42+
  Net gain (loss) on securities (both
    realized and unrealized) ...........................       (0.08)         (0.07)        (0.24)        (0.12)         0.04
                                                            --------       --------      --------      --------      --------
  Total from investment operations .....................        0.32           0.33          0.16          0.29          0.46
                                                            --------       --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income .................       (0.42)         (0.42)        (0.43)        (0.44)        (0.44)
  Distributions from capital gains .....................          --             --            --            --            --
                                                            --------       --------      --------      --------      --------
  Total distributions ..................................       (0.42)         (0.42)        (0.43)        (0.44)        (0.44)
                                                            --------       --------      --------      --------      --------
Net asset value, end of period .........................    $  10.25       $  10.35      $  10.44      $  10.71      $  10.86
                                                            ========       ========      ========      ========      ========
Total return (not reflecting sales charge) .............        3.17%          3.26%         1.49%         2.73%         4.37%

Ratios/supplemental data
  Net assets, end of period (in thousands) .............    $  6,027       $  5,779      $ 14,671      $ 15,608      $ 13,760
  Ratio of expenses to average net assets ..............        0.75%          0.75%         0.74%         0.70%         0.69%
  Ratio of net investment income to
    average net assets .................................        3.84%          3.82%         3.77%         3.81%         3.85%
  Portfolio turnover rate ..............................        8.77%          7.48%        10.57%        12.55%         6.16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ..............        0.73%          0.74%         0.74%         0.69%         0.69%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2007 and held for the six months ended December 31, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2007

                          ACTUAL
                      TOTAL RETURN     BEGINNING        ENDING       EXPENSES
                         WITHOUT        ACCOUNT         ACCOUNT     PAID DURING
                    SALES CHARGES(1)     VALUE           VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                   2.95%        $1,000.00       $1,029.50       $4.04
--------------------------------------------------------------------------------
Class C                   2.47%        $1,000.00       $1,024.70       $8.88
--------------------------------------------------------------------------------
Class Y                   2.88%        $1,000.00       $1,028.80       $3.78
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.79%, 1.74% AND 0.74% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2007

                      HYPOTHETICAL
                       ANNUALIZED      BEGINNING        ENDING       EXPENSES
                          TOTAL         ACCOUNT         ACCOUNT     PAID DURING
                         RETURN          VALUE           VALUE     THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                   5.00%        $1,000.00       $1,021.22       $4.02
--------------------------------------------------------------------------------
Class C                   5.00%        $1,000.00       $1,016.43       $8.84
--------------------------------------------------------------------------------
Class Y                   5.00%        $1,000.00       $1,021.48       $3.77
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.79%, 1.74% AND 0.74% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(R) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website at http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the calendar year ended December 31, 2007, $7,754,024 of dividends paid by Tax-Free Fund of Colorado, constituting 94.03% of total dividends paid during calendar 2007, were exempt-interest dividends and the balance were ordinary dividend income.

      Prior to January 31, 2008, shareholders were mailed IRS Form 1099-DIV which contains information on the status of distributions paid for the 2007 CALENDAR YEAR.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Diana P. Herrmann       Trustee since   Vice Chair and Chief Executive Officer of          12           ICI Mutual Insurance
New York, NY            2000 and        Aquila Management Corporation, Founder of the                   Company
(02/25/58)              President       Aquila Group of Funds(R) (5) and parent of
                        since 1999      Aquila Investment Management LLC, Manager,
                                        since 2004, President and Chief Operating
                                        Officer since 1997, a Director since 1984,
                                        Secretary since 1986 and previously its
                                        Executive Vice President, Senior Vice
                                        President or Vice President, 1986-1997; Chief
                                        Executive Officer and Vice Chair since 2004
                                        and President, Chief Operating Officer and
                                        Manager of the Manager since 2003; Chair, Vice
                                        Chair, President, Executive Vice President or
                                        Senior Vice President of funds in the Aquila
                                        Group of Funds(R) since 1986; Director of the
                                        Distributor since 1997; trustee, Reserve
                                        Money-Market Funds, 1999-2000 and Reserve
                                        Private Equity Series, 1998-2000; Governor,
                                        Investment Company Institute (a trade
                                        organization for the U.S. fund industry
                                        dedicated to protecting shareholder interests
                                        and educating the public about investing) and
                                        head of its Small Funds Committee since 2004;
                                        active in charitable and volunteer Senior Vice
                                        President of funds in the Aquila Group of
                                        Funds(R) since 1986; Director of the
                                        Distributor since 1997; trustee, Reserve
                                        Money-Market Funds, 1999-2000 and Reserve
                                        Private Equity Series, 1998-2000; Governor,
                                        Investment Company Institute (a trade
                                        organization for the U.S. fund industry
                                        dedicated to protecting shareholder interests
                                        and educating the public about investing) and
                                        head of its Small Funds Committee since 2004;
                                        active in charitable and volunteer
                                        organizations.

NON-INTERESTED TRUSTEES

Anne J. Mills           Chair of the    President, Loring Consulting Company since          4           None
Castle Rock, CO         Board of        2001; Vice President for Business Management
(12/23/38)              Trustees since  and CFO, Ottawa University, since 2006, Vice
                        2005 and        President for Business Affairs, 1992-2001; IBM
                        Trustee since   Corporation, 1965-1991; currently active with
                        1987            various charitable educational and religious
                                        organizations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Gary C. Cornia          Vice Chair of   Director, Romney Institute of Public                4           Lincoln Institute of Land
Orem, UT                the Board of    Management, Marriott School of Management,                      Policy, Cambridge, MA
(06/24/48)              Trustees since  Brigham Young University, 2004 - present;
                        2006 and        Professor, Marriott School of Management, 1980
                        Trustee since   - present; Past President, the National Tax
                        2000            Association; Fellow, Lincoln Institute of Land
                                        Policy, 2002 - present; Associate Dean,
                                        Marriott School of Management, Brigham Young
                                        University, 1991-2000; Utah Governor's Tax
                                        Review Committee since 1993.

Tucker Hart Adams       Trustee since   President, The Adams Group, Inc., an economic       3           Director, Colorado Health
Colorado Springs, CO    1989            consulting firm, since 1989; formerly Chief                     Facilities Authority
(01/11/38)                              Economist, United Banks of Colorado; currently
                                        or formerly active with numerous professional
                                        and community organizations.

Thomas A. Christopher   Trustee since   Vice President of Robinson, Hughes &                3           None
Danville, KY            2004            Christopher, C.P.A.s, P.S.C., since 1977;
(12/19/47)                              President, A Good Place for Fun, Inc., a
                                        sports facility, since 1987; currently or
                                        formerly active with various professional and
                                        community organizations.

Lyle W. Hillyard        Trustee since   President of the law firm of Hillyard,              2           None
Logan, UT               2006            Anderson & Olsen, Logan, Utah, since 1967;
(09/25/40)                              member of Utah Senate, 1985 to present, in the
                                        following positions: President, 2000, Senate
                                        Majority Leader, 1999-2000, Assistant Majority
                                        Whip, 1995-1998; served as Chairman of the
                                        following Senate Committees: Tax and Revenue,
                                        Senate Judiciary Standing, Joint Executive
                                        Appropriations, and Senate Rules; currently
                                        serves as Co-Chair, Joint Executive
                                        Appropriations.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
John C. Lucking         Trustee since   President, Econ-Linc, an economic consulting        3           None
Phoenix, AZ             2000            firm, since 1995; formerly Consulting
(05/20/43)                              Economist, Bank One Arizona and Chief
                                        Economist, Valley National Bank; member,
                                        Arizona's Joint Legislative Budget Committee
                                        Economic Advisory Panel and the Western Blue
                                        Chip Economic Forecast Panel; Board, Northern
                                        Arizona University Foundation since 1997;
                                        member, various historical, civic and economic
                                        associations.

OTHER INDIVIDUALS

TRUSTEES EMERITUS(6)

Lacy B. Herrmann        Founder and     Founder and Chairman of the Board, Aquila          N/A          N/A
New York, NY            Chairman        Management Corporation, the sponsoring
(05/12/29)              Emeritus since  organization and parent of the Manager or
                        2005; Chairman  Administrator and/or Adviser or Sub-Adviser to
                        of the Board    each fund of the Aquila Group of Funds(R);
                        of Trustees,    Chairman of the Manager or Administrator
                        1987-2004       and/or Adviser or Sub-Adviser to each since
                                        2004; Founder and Chairman Emeritus of each
                                        fund in the Aquila Group of Funds(R);
                                        previously Chairman and a Trustee of each fund
                                        in the Aquila Group of Funds(R) since its
                                        establishment until 2004 or 2005; Director of
                                        the Distributor since 1981 and formerly Vice
                                        President or Secretary, 1981-1998; Trustee
                                        Emeritus, Brown University and the Hopkins
                                        School; active in university, school and
                                        charitable organizations.

J. William Weeks        Trustee         Retired; limited partner in real estate            N/A          N/A
Palm Beach, FL          Emeritus since  partnerships Alex, Brown & Sons No. 1 and 2;
(06/22/27)              2006            formerly Senior Vice President or Vice
                                        President of the Aquila Municipal Bond Funds;
                                        and Vice President of the Distributor.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Charles E. Childs, III  Executive Vice  Executive Vice President of all funds in the       N/A          N/A
New York, NY            President       Aquila Group of Funds(R) and the Manager and
(04/01/57)              since 2003      the Manager's parent since 2003; formerly
                                        Senior Vice President, corporate development,
                                        Vice President, Assistant Vice President and
                                        Associate of the Manager's parent since 1987;
                                        Senior Vice President, Vice President or
                                        Assistant Vice President of the Aquila
                                        Money-Market Funds, 1988-2003.

Stephen J. Caridi       Senior Vice     Vice President of the Distributor since 1995;      N/A          N/A
New York, NY            President       Vice President, Hawaiian Tax-Free Trust since
(05/06/61)              since 2004      1998; Senior Vice President, Narragansett
                                        Insured Tax-Free Income Fund since 1998, Vice
                                        President 1996-1997; Senior Vice President,
                                        Tax-Free Fund of Colorado since 2004; Vice
                                        President, Aquila Rocky Mountain Equity Fund
                                        since 2006.

Jerry G. McGrew         Senior Vice     President of the Distributor since 1998,           N/A          N/A
New York, NY            President       Registered Principal since 1993, Senior Vice
(06/18/44)              since 1997      President, 1997-1998 and Vice President,
                                        1993-1997; Senior Vice President, Aquila Three
                                        Peaks High Income Fund, Aquila Rocky Mountain
                                        Equity Fund and five Aquila Municipal Bond
                                        Funds; Vice President, Churchill Cash Reserves
                                        Trust, 1995-2001.

Robert W. Anderson      Chief           Chief Compliance Officer of the Fund and each      N/A          N/A
New York, NY            Compliance      of the other funds in the Aquila Group of
(08/23/40)              Officer since   Funds(R), the Manager and the Distributor
                        2004 and        since 2004, Compliance Officer of the Manager
                        Assistant       or its predecessor and current parent
                        Secretary       1998-2004; Assistant Secretary of the Aquila
                        since 2000      Group of Funds(R) since 2000.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Joseph P. DiMaggio      Chief           Chief Financial Officer of the Aquila Group of     N/A          N/A
New York, NY            Financial       Funds(R) since 2003 and Treasurer since 2000.
(11/06/56)              Officer since
                        2003 and
                        Treasurer
                        since 2000

Edward M. W. Hines      Secretary       Shareholder of Butzel Long, a professional         N/A          N/A
New York, NY            since 1987      corporation, counsel to the Fund, since 2007;
(12/16/39)                              Partner of Hollyer Brady Barrett & Hines LLP,
                                        its predecessor as counsel, 1989-2007;
                                        Secretary of the Aquila Group of Funds(R).

John M. Herndon         Assistant       Assistant Secretary of the Aquila Group of         N/A          N/A
New York, NY            Secretary       Funds(R) since 1995 and Vice President of the
(12/17/39)              since 1995      three Aquila Money-Market Funds since 1990;
                                        Vice President of the Manager or its
                                        predecessor and current parent since 1990.

Lori A. Vindigni        Assistant       Assistant Treasurer of the Aquila Group of         N/A          N/A
New York, NY            Treasurer       Funds(R) since 2000; Assistant Vice President
(11/02/66)              since 2000      of the Manager or its predecessor and current
                                        parent since 1998; Fund Accountant for the
                                        Aquila Group of Funds(R), 1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund of Colorado, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(R)."

(6)   A Trustee Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                           TAX-FREE FUND OF COLORADO

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, or manager, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(R) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(R) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(R) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(R) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   KIRKPATRICK PETTIS CAPITAL MANAGEMENT, INC.
   1600 Broadway, Suite 1100
   Denver, Colorado 80202

BOARD OF TRUSTEES
   Anne J. Mills, Chair
   Gary C. Cornia, Vice Chair
   Tucker Hart Adams
   Thomas A. Christopher
   Diana P. Herrmann
   Lyle W. Hillyard
   John C. Lucking

TRUSTEE EMERITUS
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   Stephen J. Caridi, Senior Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC Inc.
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   TAIT, WELLER & BAKER LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2007 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,000 in 2006 and $18,000 in 2007.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2006 and 2007, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.




ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 10, 2008



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 10, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 10, 2008



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 10, 2008




TAX-FREE FUND OF COLORADO

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.